Label	Element	Value
Lord Abbett Floating Rate Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lord Abbett Floating Rate Fund
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	Accordingly, effective January 1, 2025, the Average Annual Total Returns table on page 11 of the Summary Prospectus and page 76 of the Prospectus is replaced with the following:
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index because Lord, Abbett & Co. LLC believes the Morningstar LSTA US Leveraged Loan Index will more closely reflect the Fund’s investment universe, as the publication, calculation and governance of the Credit Suisse Leveraged Loan Index is changing.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.18%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.72%
Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.32%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.80%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.42%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.67%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.77%	[1]
Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.29%
Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.19%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.55%
Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.07%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.54%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.88%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[2]
Class F
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.63%
Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.73%
Class R2
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.11%
Class R3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.21%
Class R4
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.67%
Performance Inception Date	oef_PerfInceptionDate	Jun. 30, 2015
Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.94%
Performance Inception Date	oef_PerfInceptionDate	Jun. 30, 2015
Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.99%
Performance Inception Date	oef_PerfInceptionDate	Jun. 30, 2015
Class F3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.74%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017

[1]	Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index because Lord, Abbett & Co. LLC believes the Morningstar LSTA US Leveraged Loan Index will more closely reflect the Fund’s investment universe, as the publication, calculation and governance of the Credit Suisse Leveraged Loan Index is changing.
[2]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.